UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896


                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Worldwide 2004 Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------

                                                                                 Shares                       Value ($)
                                                                         ----------------------------------------------
Common Stocks 26.4%
Australia 0.4%
Australia & New Zealand Banking Group Ltd.                                        3,232                         49,304
(Cost $41,494)                                                                                               ---------

Austria 0.3%
Wienerberger AG                                                                     960                         38,183
(Cost $31,969)                                                                                               ---------

Brazil 0.3%
Companhia Vale do Rio Doce (ADR)                                                  1,573                         33,285
(Cost $13,457)                                                                                               ---------

Finland 0.2%
Nokia Oyj                                                                         1,254                         19,389
Nokia Oyj (ADR)                                                                     825                         12,722
                                                                                                             ---------
(Cost $38,141)                                                                                                  32,111

France 2.7%
BNP Paribas SA                                                                      880                         60,042
France Telecom SA                                                                 1,510                         43,335
PSA Peugeot Citroen                                                                 330                         20,329
Sanofi-Aventis                                                                      640                         46,900
Schneider Electric SA                                                               533                         35,378
Total SA                                                                            613                        127,786
                                                                                                             ---------
(Cost $262,895)                                                                                                333,770

Germany 1.4%
E.ON AG                                                                             978                         79,774
Hypo Real Estate Holdings AG*                                                     1,000                         37,497
Metro AG                                                                            627                         30,014
Siemens AG                                                                          330                         24,626
                                                                                                             ---------
(Cost $123,662)                                                                                                171,911

Greece 0.6%
Alpha Bank AE                                                                     1,528                         43,578
Hellenic Telecommunications Organization SA                                       1,900                         29,499
                                                                                                             ---------
(Cost $57,515)                                                                                                  73,077

Hong Kong 0.3%
Esprit Holdings Ltd.                                                              6,359                         33,989
(Cost $24,719)                                                                                               ---------

Hungary 0.3%
OTP Bank Rt (GDR)                                                                   740                         37,281
(Cost $14,576)                                                                                               ---------

Italy 1.2%
Banca Intesa SpA                                                                 10,500                         43,105
Eni SpA                                                                           3,196                         72,755
Terna SpA*                                                                       15,335                         37,459
                                                                                                             ---------
(Cost $115,875)                                                                                                153,319

Japan 6.1%
Aiful Corp.                                                                         190                         18,983
Canon, Inc.                                                                       1,500                         74,083
Dai Nippon Printing Co., Ltd.                                                     1,000                         13,702
Daito Trust Construction Co., Ltd.                                                  300                         12,692
FANUC Ltd.                                                                          400                         24,175
Hoya Corp.                                                                          300                         30,823
KDDI Corp.                                                                            6                         28,897
Kirin Brewery Co., Ltd.                                                           5,034                         45,256
Mitsubishi Corp.                                                                  6,000                         66,349
Mitsubishi Tokyo Financial Group, Inc.                                                3                         25,497
Mitsui Fudosan Co., Ltd.                                                          3,000                         31,871
Mizuho Financial Group, Inc.                                                         14                         54,072
Nippon Mining Holdings, Inc.                                                      4,000                         19,038
Nippon Steel Corp.                                                               24,000                         56,207
Nissan Motor Co., Ltd.                                                            4,612                         52,045
Sekisui Chemical Co., Ltd.                                                        3,000                         19,094
Sharp Corp.                                                                       2,000                         27,650
Sony Corp.                                                                        1,000                         34,846
Toyota Motor Corp.                                                                2,500                         97,502
Yamanouchi Pharmaceutical Co., Ltd.                                                 673                         24,722
                                                                                                             ---------
(Cost $638,782)                                                                                                757,504

Korea 0.4%
POSCO                                                                               220                         32,917
Samsung Electronics Co., Ltd.                                                        57                         22,377
                                                                                                             ---------
(Cost $36,231)                                                                                                  55,294

Netherlands 1.2%
European Aeronautic Defence & Space Co.                                           1,360                         38,873
ING Groep NV                                                                      2,880                         76,427
Koninklijke (Royal) Philips Electronics NV                                        1,270                         30,129
                                                                                                             ---------
(Cost $120,772)                                                                                                145,429

Norway 0.4%
DNB NOR ASA                                                                       2,645                         22,423
Statoil ASA                                                                       1,976                         28,618
                                                                                                             ---------
(Cost $44,060)                                                                                                  51,041

Russia 0.2%
LUKOIL (ADR)                                                                        210                         26,197
(Cost $13,017)                                                                                               ---------

Singapore 0.2%
DBS Group Holdings Ltd.                                                           3,000                         28,136
(Cost $28,905)                                                                                               ---------

Spain 0.5%
Telefonica SA                                                                     4,103                         67,900
(Cost $41,686)                                                                                               ---------

Sweden 0.3%
Telefonaktiebolaget LM Ericsson "B"*                                             13,958                         40,615
(Cost $14,449)                                                                                               ---------

Switzerland 3.1%
ABB Ltd.*                                                                         6,810                         39,444
Credit Suisse Group*                                                              1,096                         37,565
Nestle SA (Registered)                                                              377                         89,379
Novartis AG (Registered)                                                            948                         45,307
Roche Holding AG                                                                    638                         65,362
UBS AG (Registered)                                                               1,136                         82,056
Zurich Financial Services AG                                                        200                         28,542
                                                                                                             ---------
(Cost $301,531)                                                                                                387,655

Thailand 0.2%
Bangkok Bank PCL (Foreign Registered)*                                            7,160                         16,747
Thai Oil PCL (Foreign Registered)*                                                3,693                          3,678
                                                                                                             ---------
(Cost $21,133)                                                                                                  20,425

United Kingdom 6.1%
AstraZeneca PLC                                                                   1,282                         52,562
BAA PLC                                                                           2,457                         25,884
BHP Billiton PLC                                                                  5,432                         55,228
GlaxoSmithKline PLC                                                               2,011                         42,370
HSBC Holdings PLC                                                                 5,689                         91,909
Imperial Tobacco Group PLC                                                        1,960                         45,796
National Grid Transco PLC                                                         3,700                         32,182
Prudential PLC                                                                    4,167                         30,656
Reuters Group PLC                                                                 3,300                         22,474
Royal Bank of Scotland Group PLC                                                  3,027                         89,243
Shell Transport & Trading Co., PLC                                               13,429                        105,763
Smith & Nephew PLC                                                                4,080                         34,662
Vodafone Group PLC                                                               39,401                        100,964
WPP Group PLC                                                                     3,090                         31,019
                                                                                                             ---------
(Cost $624,851)                                                                                                760,712

                                                                                                             ---------
Total Common Stocks (Cost $2,609,720)                                                                        3,297,138

Rights 0.0%
United Kingdom 0.0%
Prudential PLC*
(Cost $1,450)                                                                       757                          1,279

                                                                            Principal
                                                                            Amount ($)                        Value ($)
                                                                            ----------                        ---------

US Government Backed 73.3% US Treasury STRIPs:
Principal Only, 1.511%**, 11/15/2004                                          8,415,000                      8,409,379
Principal Only, 1.716%**, 11/15/2004                                            750,000                        749,420
                                                                                                             ---------
Total US Government Backed (Cost $9,138,033)                                                                 9,158,799

                                                                                Shares                         Value ($)
                                                                                ------                         ---------

Cash Equivalents 0.7%
Scudder Cash Management QP Trust 1.80% (a)
(Cost $83,174)                                                                   83,174                         83,174


                                                                         % of
                                                                         Net Assets                           Value ($)

Total Investment Portfolio  (Cost $11,832,377)                                    100.4                     12,540,390
Other Assets and Liabilities, Net                                                  -0.4                        -51,528
                                                                                                            ----------
Net Assets                                                                        100.0                     12,488,862
                                                                                                            ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



At October 31, 2004, the Worldwide 2004 Portfolio had the following sector diversification:
                                                                      As a % of
                                                                     Investment
Sector                                              Value ($)         Portfolio
--------------------------------------------------------------------------------
Financials                                                904,933           7.2
--------------------------------------------------------------------------------
Consumer Discretionary                                    411,785           3.3
--------------------------------------------------------------------------------
Energy                                                    383,835           3.1
--------------------------------------------------------------------------------
Health Care                                               313,164           2.5
--------------------------------------------------------------------------------
Industrials                                               306,614           2.4
--------------------------------------------------------------------------------
Telecommunication Services                                270,594           2.2
--------------------------------------------------------------------------------
Information Technology                                    200,009           1.6
--------------------------------------------------------------------------------
Materials                                                 177,637           1.4
--------------------------------------------------------------------------------
Consumer Staples                                          180,431           1.4
--------------------------------------------------------------------------------
Utilities                                                 149,415           1.2
--------------------------------------------------------------------------------
Total Common Stocks and Rights                          3,298,417          26.3
--------------------------------------------------------------------------------
US Government Backed                                    9,158,799          73.0
--------------------------------------------------------------------------------
Cash Equivalents                                           83,174           0.7
--------------------------------------------------------------------------------
Total Investment Portfolio                             12,540,390         100.0
--------------------------------------------------------------------------------


*  Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depository Receipt
GDR: Global Depository Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Worldwide 2004 Fund


By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Worldwide 2004 Fund

By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004